Financial liabilties designated at fair value - Summary of financial liabilities at fair value (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,623,757	$ 2,655,014
Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	145,502	157,439
Deposits by banks and customer accounts | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	16,703	19,176
Liabilities to customers under investment contracts | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	5,938	6,385
Debt securities in issue
Disclosure of financial liabilities [line items]
Financial liabilities	193,110	218,108
Debt securities in issue | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	112,761	121,034
Subordinated liabilities (Note 28) | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	10,100	10,844
Issued by HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	122,531	115,864
Issued by HSBC Holdings | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	32,418	25,664
Issued by HSBC Holdings | Debt securities in issue
Disclosure of financial liabilities [line items]
Financial liabilities	94,301	83,653
Issued by HSBC Holdings | Debt securities in issue | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	26,818	19,624
Issued by HSBC Holdings | Subordinated liabilities (Note 28)
Disclosure of financial liabilities [line items]
Financial liabilities	22,659	23,956
Issued by HSBC Holdings | Subordinated liabilities (Note 28) | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	$ 5,600	$ 6,040